Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Exceptional Items [line items]
Restructuring	$ (33)	$ (47)
Business and asset disposal (including impairment losses)	61	(47)
Acquisition-related costs (business combinations)	(14)
Net impact on profit from operations	14	(94)
Exceptional net finance income/(expense)	2,033	368
Exceptional share of results of associates		9
Exceptional taxes	(18)	17
Exceptional non-controlling interest	5	5
Net impact on profit	$ 2,034	$ 305